Other disclosures - Disclosure of concentration of portfolio (Details) - Construction and property development loans - Spain - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,246	€ 2,283
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,282	2,327
Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	36	42
Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	2,246	2,285
Gross carrying amount | Completed buildings | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	951	1,138
Gross carrying amount | Completed buildings | Residential
Disclosure of credit risk exposure [line items]
Financial assets	528	674
Gross carrying amount | Completed buildings | Other
Disclosure of credit risk exposure [line items]
Financial assets	423	464
Gross carrying amount | Building and other constructions under construction | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,273	1,110
Gross carrying amount | Building and other constructions under construction | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,216	1,103
Gross carrying amount | Building and other constructions under construction | Other
Disclosure of credit risk exposure [line items]
Financial assets	57	7
Gross carrying amount | Land | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	22	37
Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	14	25
Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 8	€ 12